Note 8 - Employee Benefit Plans - Summary of the Restricted Stock Awards (Details) - Restricted Stock [Member]	12 Months Ended
Jun. 30, 2018 $ / shares shares
Restricted Stock Awards, Outstanding, Beginning Balance (in shares) | shares	1,429
Weighted-Average Grant Date Fair Value Per Share, Outstanding at Beginning Period (in dollars per share) | $ / shares	$ 15.75
Restricted Stock Awards, Granted (in shares) | shares	6,321
Weighted-Average Grant Date Fair Value Per Share, Granted (in dollars per share) | $ / shares	$ 21
Restricted Stock Awards, Vested (in shares) | shares	(4,259)
Weighted-Average Grant Date Fair Value Per Share, Vested (in dollars per share) | $ / shares	$ 21
Restricted Stock Awards, Expired (in shares) | shares	(1,429)
Weighted-Average Grant Date Fair Value Per Share, Expired (in dollars per share) | $ / shares	$ 15.75
Restricted Stock Awards, Outstanding, Ending Balance (in shares) | shares	2,062
Weighted-Average Grant Date Fair Value Per Share, Outstanding at Ending Period (in dollars per share) | $ / shares	$ 21